Statement of Financial Position (Parentheticals)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Common Shares Authorized	unlimited	unlimited
Common Stock, Shares Outstanding	112,106,839	114,852,852
Restricted Stock, Shares Outstanding	399,228	322,352